CASH AND CASH EQUIVALENTS (Details 2) - CLP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Investment under agreement to resell	[1]	$ 28,524	$ 170,242

[1]	Corresponds to investments under agreements to resell with maturities that do not exceed three months from their dates of acquisition.